Other (Charges) Gains, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										74 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Business Optimization [Member]	Dec. 31, 2010 Consumer Specialties [Member]	Dec. 31, 2011 Acetyl Intermediates [Member]	Dec. 31, 2011 Other Activities [Member] Business Optimization [Member]	Dec. 31, 2012 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2011 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2010 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Kelsterbach, Germany [Member] Advanced Engineered Materials [Member]	Dec. 31, 2012 Pardies, France [Member] Acetyl Intermediates [Member]	Dec. 31, 2011 Pardies, France [Member] Acetyl Intermediates [Member]	Dec. 31, 2010 Pardies, France [Member] Acetyl Intermediates [Member]	Mar. 31, 2010 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2012 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2011 Spondon, UK [Member] Consumer Specialties [Member]	Dec. 31, 2010 Spondon, UK [Member] Consumer Specialties [Member]
Other (Charges) Gains, Net [Line Items]
Employee termination benefits	$ 6	$ 22	$ 32	$ 11			$ 6	$ 0	$ 8	$ 0	$ 8	$ 2	$ 4	$ 6		$ 5	$ 4	$ 15
Resolution of commercial disputes	2	15	13		13	17
Property, plant and equipment fair value																3		31
Asset impairments												0	0	1	72	8	0	72
Exit costs												2	4	12		13	4	87
Contract termination costs												0	0	3
Reindustrialization costs												$ 0	$ 0	$ 3